RESTRUCTURING	3 Months Ended	12 Months Ended
	Mar. 01, 2015	Nov. 30, 2014
Restructuring and Related Activities [Abstract]
RESTRUCTURING
NOTE 6:	RESTRUCTURING

In 2014, the Company announced and began to implement a global productivity initiative designed to streamline operations and fuel long-term profitable growth. The global productivity initiative will continue to be implemented through the end of 2015, with a focus on redesigning business processes and identifying opportunities to reduce costs, increase efficiencies and further streamline processes in supporting functions, supply chain and planning.

For the three months ended March 1, 2015, and February 23, 2014, the Company recognized restructuring charges, net, of $4.3 million and $57.9 million, respectively, which were recorded in “Restructuring, net” in the Company’s consolidated statements of income. Related charges of $8.0 million and $6.4 million for the three months ended March 1, 2015, and February 23, 2014, respectively, consist primarily of consulting fees for the Company’s centrally-led cost-savings and productivity projects, as well as transition costs associated with the Company’s decision to outsource certain global business service activities. These related charges represent costs incurred associated with ongoing operations which will benefit future periods and thus were recorded in “Selling, general and administrative expenses” in the Company’s consolidated statements of income. Cash payments for charges are expected to continue through the first half of 2016.

The table below summarizes the components of charges included in “Restructuring, net” in the Company’s consolidated statements of income:

	Three Months Ended
	March 1, 2015	February 23, 2014
	(Dollars in thousands)
Restructuring, net:
Severance and employee-related benefits(1)	$5,320	$51,321
Adjustments to severance and employee-related benefits	(1,249)	—
Lease and other contract termination costs	—	—
Other(2)	414	5,657
Adjustments to other	(482)	—
Noncash pension and postretirement curtailment losses, net(3)	335	957

Total	$4,338	$57,935

(1)	Severance and employee-related benefits relate to items such as severance, based on separation benefits provided by Company policy or statutory benefit plans, out-placement services and career counseling for employees affected by the global productivity initiative.
(2)	Other restructuring costs are expensed as incurred and primarily relate to consulting fees and legal expenses associated with the execution of the restructuring initiative.
(3)	Noncash pension and postretirement curtailment gains or losses resulting from the global productivity initiative are included in restructuring charges, with the associated liabilities included in “Pension liability” and “Postretirement medical benefits” in the Company’s consolidated balance sheets.

The Company is unable at this time to make a good faith determination of cost estimates, or ranges of cost estimates, for additional actions associated with the global productivity initiative. Final estimates for headcount, timing and charges in certain areas of the international business are subject to completion of applicable local works council and other consultative processes.

The following table summarizes the activities associated with restructuring liabilities for the three months ended March 1, 2015. In the table below, “Charges” represents the initial charge related to the restructuring activity. “Adjustments” includes revisions of estimates related to severance, employee-related benefits, lease and other contract termination costs, and other restructuring costs. “Payments” consists of cash payments for severance, employee-related benefits, lease and other contract termination costs, and other restructuring costs.

	Three Months Ended March 1, 2015
	Liabilities November 30, 2014	Charges	Adjustments	Payments	Foreign Currency Fluctuation	Liabilities March 1, 2015
	(Dollars in thousands)
Severance and employee-related benefits	$56,963	$5,320	$(1,249)	$(13,681)	$(3,738)	$43,615
Lease and other contract termination costs	—	—	—	—	—	—
Other	6,400	414	(482)	(6,331)	—	1

Total	$63,363	$5,734	$(1,731)	$(20,012)	$(3,738)	$43,616

Current portion	$57,817					$42,596
Long-term portion	5,546					1,020

Total	$63,363					$43,616

	Three Months Ended February 23, 2014
	Liabilities November 24, 2013	Charges	Adjustments	Payments	Foreign Currency Fluctuation	Liabilities February 23, 2014
	(Dollars in thousands)
Severance and employee-related benefits	$—	$51,321	$—	$—	$—	$51,321
Lease and other contract termination costs	—	—	—	—	—	—
Other	—	5,657	—	—	—	5,657

Total	$—	$56,978	$—	$—	$—	$56,978

Current portion	$—					$56,978
Long-term portion	—					—

Total	$—					$56,978

NOTE 13:	RESTRUCTURING

On February 5, 2014, the Company’s Board of Directors (the “Board”) endorsed a global productivity initiative designed to streamline operations and fuel long-term profitable growth. On March 26, 2014, the Company announced and began to implement the global productivity initiative, which will continue to be implemented through the end of 2015, with a focus on redesigning business processes and identifying opportunities to reduce costs, increase efficiencies and further streamline processes in supporting functions and supply chain.

The first phase of the global productivity initiative included the elimination of approximately 800 positions within the Company’s global non-retail and non-manufacturing employee population, as well as initiating centrally-led cost-savings and productivity projects. The role eliminations reflect a reduction of management layers, an increase in spans of control, the removal of duplicative roles, a regrouping of country clusters and other structural changes. The elimination of positions in connection with this phase was completed during the last three fiscal quarters of 2014.

The next phase of the global productivity initiative, announced in November 2014, included the elimination of approximately 500 positions, primarily reflecting the outsourcing of certain global business service activities within information technology, finance, human resources, customer service and customer relations functions, as well as a further reduction of the non-manufacturing employee population. The Company anticipates the elimination of these positions will be substantially completed in the U.S. within the second half of fiscal 2015 to accommodate the transition of outsourced services. Final estimates for headcount, timing and charges in certain areas of the international business are subject to completion of applicable local works council and other consultative processes.

For the year ended November 30, 2014, the Company recognized restructuring charges, net, of $128.4 million, which was recorded in “Restructuring, net” in the Company’s consolidated statements of income. Related charges of $27.6 million for the year ended November 30, 2014, consist primarily of consulting fees for the Company’s centrally-led cost-savings and productivity projects. These related charges represent costs incurred associated with ongoing operations to benefit future periods and were recorded in “Selling, general and administrative expenses” in the Company’s consolidated statements of income. Cash payments for charges recognized to date were made primarily in 2014 and are expected to continue through the first half of 2016.

The table below summarizes the components of charges included in “Restructuring, net” in the Company’s consolidated statements of income:

	Year Ended
	November 30, 2014	November 24, 2013
	(Dollars in thousands)
Restructuring, net:
Severance and employee-related benefits(1)	$104,398	$—
Adjustments to severance and employee-related benefits	(5,697)	—
Lease and other contract termination costs	—	—
Other(2)	25,027	—
Adjustments to other	1,350	—
Noncash pension and postretirement curtailment losses, net(3)	3,347	—

Total	$128,425	$—

(1)	Severance and employee-related benefits relate to items such as severance, based on separation benefits provided by Company policy or statutory benefit plans, out-placement services and career counseling for employees affected by the global productivity initiative.
(2)	Other restructuring costs are expensed as incurred and primarily relate to consulting fees and legal expenses associated with the execution of the restructuring initiative.
(3)	Noncash pension and postretirement curtailment gains or losses resulting from the global productivity initiative are included in restructuring charges, with the associated liabilities included in “Pension liability” and “Postretirement medical benefits” in the Company’s consolidated balance sheets.

The Company is unable at this time to make a good faith determination of cost estimates, or ranges of cost estimates, for additional actions associated with the global productivity initiative.

The following table summarizes the activities associated with restructuring liabilities for the year ended November 30, 2014. In the table below, “Charges” represents the initial charge related to the restructuring activity. “Adjustments” includes revisions of estimates related to severance, employee-related benefits, lease and other contract termination costs, and other restructuring costs. “Payments” consists of cash payments for severance, employee-related benefits, lease and other contract termination costs, and other restructuring costs.

	Year Ended November 30, 2014
	Liabilities November 24, 2013	Charges	Adjustments	Payments	Foreign Currency Fluctuation	Liabilities November 30, 2014
	(Dollars in thousands)
Severance and employee-related benefits	$—	$104,398	$(5,697)	$(38,527)	$(3,211)	$56,963
Lease and other contract termination costs	—	—	—	—	—	—
Other	—	25,027	1,350	(19,977)	—	6,400

Total	$—	$129,425	$(4,347)	$(58,504)	$(3,211)	$63,363

Current portion	$—					$57,817
Long-term portion	—					5,546

Total	$—					$63,363